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                                                              September 23, 2015


                        PIONEER INTERNATIONAL VALUE FUND


            SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED APRIL 1, 2015

NAME CHANGE

Effective November 1, 2015, the fund will be renamed Pioneer International Equity Fund.


FUND SUMMARY
As of the date of this supplement, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Pioneer Investment Management, Inc.
PORTFOLIO MANAGEMENT   Marco Pirondini, Head of Equities, U.S. and
                       Executive Vice President of Pioneer (portfolio
                       manager of the fund since 2010); and
                       Madelynn M. Matlock, Senior Vice President of
                       Pioneer (portfolio manager of the fund since
                          2012)

                                                                   28879-00-0915
                                 (Copyright)2015 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC